Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 1,588,820	¥ 1,552,645
Profit from continuing operations	142,678	160,370	¥ 87,428
Other comprehensive income	39,897	13,196
Total comprehensive income	¥ 182,575	¥ 173,566